Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 42.7%
		Communication Services: 3.7%
1,471		Activision Blizzard, Inc.	$113,841	0.0
433	(1)	Alphabet, Inc. - Class A	1,157,634	0.4
44,104		AT&T, Inc.	1,191,249	0.4
2,800		Capcom Co., Ltd.	77,801	0.0
26,225		Comcast Corp. – Class A	1,466,764	0.4
8,631		Deutsche Telekom AG	173,087	0.1
4,127		Electronic Arts, Inc.	587,066	0.2
992		Elisa OYJ	61,637	0.0
9,346	(1)	Facebook, Inc.- Class A	3,171,939	1.0
21,000		HKT Trust & HKT Ltd. - Stapled Security	28,714	0.0
10,185		Interpublic Group of Cos., Inc.	373,484	0.1
600		KDDI Corp.	19,754	0.0
400	(2)	Konami Holdings Corp.	25,072	0.0
8,154		New York Times Co.	401,748	0.1
200		Nintendo Co., Ltd.	95,577	0.0
5,900	(2)	Nippon Telegraph & Telephone Corp.	163,484	0.1
12,024	(2)	Orange SA	130,037	0.1
377		Publicis Groupe	25,326	0.0
2,848	(1)	ROBLOX Corp.	215,166	0.1
23,300		Singapore Telecommunications Ltd.	41,946	0.0
6,216	(1)	Snap, Inc.	459,176	0.1
12,900		SoftBank Corp.	174,986	0.1
14,139		Spark New Zealand Ltd.	46,516	0.0
2,334	(1)	Take-Two Interactive Software, Inc.	359,599	0.1
2,798	(2)	Tele2 AB	41,429	0.0
13,973		Telefonica Deutschland Holding AG	39,784	0.0
26,496		Telstra Corp., Ltd.	74,245	0.0
1,306	(1)	Universal Music Group NV	34,968	0.0
24,806		Verizon Communications, Inc.	1,339,772	0.4
1,306	(2)	Vivendi SE	16,442	0.0
77,935		Vodafone Group PLC	118,593	0.0
			12,226,836	3.7

		Consumer Discretionary: 3.9%
672	(1)	Amazon.com, Inc.	2,207,547	0.7
1,280		Bayerische Motoren Werke AG	121,573	0.1
600		Bridgestone Corp.	28,387	0.0
363	(1)	Chipotle Mexican Grill, Inc.	659,760	0.2
896		Cie Generale des Etablissements Michelin SCA	137,393	0.1
1,444		Daimler AG	127,406	0.1
4,628		Darden Restaurants, Inc.	701,003	0.2
530		Domino's Pizza, Inc.	252,789	0.1
4,960	(1)	Expedia Group, Inc.	812,944	0.2
3,641		Garmin Ltd.	566,030	0.2
13,363		H&R Block, Inc.	334,075	0.1
3,458		Hasbro, Inc.	308,523	0.1
2,200	(2)	Honda Motor Co., Ltd.	67,636	0.0
542	(3)	La Francaise des Jeux SAEM	27,868	0.0
2,650		McDonald's Corp.	638,942	0.2
8,754		Nike, Inc. - Class B	1,271,343	0.4
200		Nitori Co., Ltd.	39,414	0.0
1,273	(1)	O'Reilly Automotive, Inc.	777,879	0.2
2,776		Persimmon PLC	99,283	0.0
6,887		Ross Stores, Inc.	749,650	0.2
9,278	(1)	Royal Caribbean Cruises Ltd.	825,278	0.2
310		SEB SA	43,612	0.0
5,000		Sekisui House Ltd.	104,705	0.0
9,093		Service Corp. International	547,944	0.2
1,820	(1)	Starbucks Corp.	202,106	0.1
1,700		Subaru Corp.	31,415	0.0
2,942		Target Corp.	673,041	0.2
500		Toyota Industries Corp.	41,140	0.0
2,160		Wesfarmers Ltd.	85,911	0.0
12,100		Yamada Holdings Co. Ltd.	50,815	0.0
3,833		Yum! Brands, Inc.	468,814	0.1
			13,004,226	3.9

		Consumer Staples: 2.8%
3,600		Ajinomoto Co., Inc.	106,379	0.0
7,925		Altria Group, Inc.	360,746	0.1
3,746		British American Tobacco PLC	130,940	0.0
1,561	(1)	Coca-Cola Co.	82,514	0.0
7,006		Colgate-Palmolive Co.	529,514	0.2
4,320		Constellation Brands, Inc.	910,181	0.3
19,076		Flowers Foods, Inc.	450,766	0.2
10,238		General Mills, Inc.	612,437	0.2
2,626		Hershey Co.	444,451	0.1
6,288		Imperial Brands PLC	131,524	0.1
25,880		J Sainsbury Plc	99,192	0.0
7,100		Japan Tobacco, Inc.	139,119	0.1
634		Kimberly-Clark Corp.	83,967	0.0
4,169		Koninklijke Ahold Delhaize NV	138,819	0.1
1,500		Lawson, Inc.	73,684	0.0
98		L'Oreal S.A.	40,553	0.0
12,622		Mondelez International, Inc.	734,348	0.2
379		Nestle SA	45,666	0.0
3,961		PepsiCo, Inc.	595,774	0.2
18,037		Philip Morris International, Inc.	1,709,727	0.5
1,600		Pola Orbis Holdings, Inc.	36,828	0.0
11,031		Procter & Gamble Co.	1,542,134	0.5
5,626		Swedish Match AB	49,265	0.0
900		Toyo Suisan Kaisha Ltd.	39,852	0.0
500		Tsuruha Holdings, Inc.	61,661	0.0
28		Unilever PLC - ULVRL	1,516	0.0
1,497		Unilever PLC	80,884	0.0
			9,232,441	2.8

		Energy: 1.3%
15,644		Antero Midstream Corp.	163,010	0.0
39,687		BP PLC	180,769	0.1
6,691		Chevron Corp.	678,802	0.2
3,036		ConocoPhillips	205,750	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
2,621		Diamondback Energy, Inc.	$248,130	0.1
419		DT Midstream, Inc.	19,375	0.0
29,800		ENEOS Holdings, Inc.	121,058	0.1
12,371		ENI S.p.A.	164,969	0.1
2,335		Galp Energia SGPS SA	26,521	0.0
4,400	(2)	Idemitsu Kosan Co., Ltd.	115,749	0.0
32,507		Kinder Morgan, Inc.	543,842	0.2
908		Koninklijke Vopak NV	35,777	0.0
2,971	(2)	Lundin Energy AB	110,287	0.0
6,185		Marathon Petroleum Corp.	382,295	0.1
1,074		OMV AG	64,672	0.0
2,692		Oneok, Inc.	156,109	0.0
1,702		Phillips 66	119,191	0.0
3,404		Repsol SA	44,434	0.0
5,390		Targa Resources Corp.	265,242	0.1
1,661		Tenaris S.A.	17,472	0.0
2,509	(1)	Valero Energy Corp.	176,969	0.1
22,836		Williams Cos., Inc.	592,366	0.2
			4,432,789	1.3

		Financials: 6.6%
5,733		3i Group PLC	98,474	0.0
21,608		Abrdn PLC	73,898	0.0
1,834		Admiral Group Plc	76,631	0.0
3,606	(1)	AGNC Investment Corp.	57,362	0.0
4,381		Allstate Corp.	557,745	0.2
2,360		Ally Financial, Inc.	120,478	0.0
1,728		Ameriprise Financial, Inc.	456,399	0.1
2,135		Aon PLC	610,119	0.2
2,068		Arthur J. Gallagher & Co.	307,408	0.1
6,736		Assicurazioni Generali S.p.A.	142,663	0.1
2,068		Assurant, Inc.	326,227	0.1
1,740		ASX Ltd.	100,460	0.0
10,792		Bank Hapoalim BM	94,793	0.0
13,438		Bank Leumi Le-Israel BM	113,861	0.1
4,458		Bank of America Corp.	189,242	0.1
9,640		Bank OZK	414,327	0.1
38,095		Barclays PLC	96,799	0.0
1,153		Blackrock, Inc.	966,975	0.3
4,138		Blackstone, Inc.	481,415	0.2
1,771	(2)	BNP Paribas	113,309	0.1
37,500		BOC Hong Kong Holdings Ltd.	113,003	0.0
571	(1)	Capital One Financial Corp.	93,943	0.0
4,716		Citigroup, Inc.	330,969	0.1
2,906		Commerce Bancshares, Inc.	202,490	0.1
5,183		Danske Bank A/S	87,313	0.0
561		Deutsche Boerse AG	91,031	0.0
19,214		Direct Line Insurance Group PLC	74,974	0.0
4,113		Discover Financial Services	505,282	0.2
485		Erie Indemnity Co.	86,534	0.0
1,918	(1)	Essent Group Ltd.	85,292	0.0
10,903		Fifth Third Bancorp	462,723	0.1
5,457	(1)	FinecoBank Banca Fineco SpA	98,563	0.0
2,952		First American Financial Corp.	197,932	0.1
634		Groupe Bruxelles Lambert S.A.	69,737	0.0
857	(1)	Hancock Whitney Corp.	40,655	0.0
414		Hannover Rueck SE	72,094	0.0
2,613		Hanover Insurance Group, Inc.	338,697	0.1
946		Hargreaves Lansdown PLC	18,164	0.0
3,795	(1)	Hartford Financial Services Group, Inc.	268,470	0.1
1,400		Hong Kong Exchanges and Clearing Ltd.	86,031	0.0
5,152		Intercontinental Exchange, Inc.	591,553	0.2
1,714	(1)	International Bancshares Corp.	72,229	0.0
62,933		Intesa Sanpaolo SpA	178,162	0.1
12,820	(1)	Israel Discount Bank Ltd.	67,675	0.0
2,300		Japan Post Bank Co. Ltd.	19,728	0.0
4,619		JPMorgan Chase & Co.	756,084	0.2
2,277		Lazard Ltd.	104,287	0.0
2,811	(1)	Loews Corp.	152,633	0.0
607		LPL Financial Holdings, Inc.	95,153	0.0
4,993		Marsh & McLennan Cos., Inc.	756,090	0.2
26,861		Medibank Pvt Ltd.	68,582	0.0
2,396		Mercury General Corp.	133,385	0.0
14,854	(1)	MGIC Investment Corp.	224,105	0.1
11,700	(2)	Mitsubishi HC Capital, Inc.	61,178	0.0
41,100	(2)	Mitsubishi UFJ Financial Group, Inc.	242,956	0.1
11,300	(2)	Mizuho Financial Group, Inc.	159,863	0.1
731		Moody's Corp.	259,586	0.1
1,750	(1)	Morgan Stanley	172,232	0.1
3,700	(2)	MS&AD Insurance Group Holdings, Inc.	123,753	0.1
2,411		MSCI, Inc. - Class A	1,466,708	0.4
260		Muenchener Rueckversicherungs-Gesellschaft AG	70,946	0.0
3,018		Nasdaq, Inc.	582,534	0.2
20,011		Natwest Group PLC	60,330	0.0
14,860	(2)	Nordea Bank Abp	191,490	0.1
14,217		Old Republic International Corp.	328,839	0.1
5,200		Oversea-Chinese Banking Corp., Ltd.	43,788	0.0
7,499	(3)	Poste Italiane SpA	102,975	0.0
6,905		Progressive Corp.	624,143	0.2
1,322	(1)	Prosperity Bancshares, Inc.	94,747	0.0
18,173		Regions Financial Corp.	387,267	0.1
624	(1)	RLI Corp.	63,093	0.0
1,363		S&P Global, Inc.	579,125	0.2
726		Schroders PLC	34,964	0.0
2,017		SCOR SE	58,081	0.0
10,900		Singapore Exchange Ltd.	79,797	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
2,700		Sompo Holdings, Inc.	$117,140	0.1
18,151		Standard Chartered PLC	106,107	0.0
4,938	(1)	Starwood Property Trust, Inc.	121,876	0.0
5,300	(2)	Sumitomo Mitsui Financial Group, Inc.	186,451	0.1
3,400	(2)	Sumitomo Mitsui Trust Holdings, Inc.	117,096	0.1
4,277		Synchrony Financial	209,060	0.1
3,826	(1)	Synovus Financial Corp.	169,995	0.1
3,073		T. Rowe Price Group, Inc.	604,459	0.2
3,100		Tokio Marine Holdings, Inc.	166,176	0.1
4,860		Tradeweb Markets, Inc.	392,591	0.1
2,586		Tryg A/S	58,622	0.0
2,772		UBS Group AG	44,246	0.0
2,658		UMB Financial Corp.	257,055	0.1
4,585		UniCredit SpA	60,676	0.0
4,100		United Overseas Bank Ltd.	77,562	0.0
13,102		US Bancorp	778,783	0.2
7,186		Washington Federal, Inc.	246,552	0.1
4,292		Wells Fargo & Co.	199,192	0.1
525		Willis Towers Watson PLC	122,042	0.0
509		Zurich Insurance Group AG	208,140	0.1
			21,974,364	6.6

		Health Care: 6.3%
7,312		Abbott Laboratories	863,767	0.3
3,927		AbbVie, Inc.	423,605	0.1
4,545		Agilent Technologies, Inc.	715,974	0.2
615	(1)	Align Technology, Inc.	409,239	0.1
2,236		Amgen, Inc.	475,485	0.1
688		Anthem, Inc.	256,486	0.1
548		AstraZeneca PLC	66,044	0.0
7,209		Baxter International, Inc.	579,820	0.2
2,982		Becton Dickinson & Co.	733,035	0.2
15,653		Bristol-Myers Squibb Co.	926,188	0.3
6,921		Cerner Corp.	488,069	0.2
306		Chemed Corp.	142,327	0.1
318		CSL Ltd.	66,440	0.0
1,643	(1)	CVS Health Corp.	140,893	0.0
2,300		Danaher Corp.	700,212	0.2
2,051	(1)	DexCom, Inc.	1,121,610	0.3
8,179		Eli Lilly & Co.	1,889,758	0.6
846		Fisher & Paykel Healthcare Corp. Ltd.	18,608	0.0
11,596		Gilead Sciences, Inc.	809,981	0.3
14,598		GlaxoSmithKline PLC	275,511	0.1
2,259		Hikma Pharmaceuticals PLC	74,312	0.0
6,693	(1)	Horizon Therapeutics Plc	733,151	0.2
600		Hoya Corp.	93,611	0.1
250		Humana, Inc.	97,287	0.0
320		Ipsen SA	30,493	0.0
13,286		Johnson & Johnson	2,145,689	0.6
1,927		Koninklijke Philips NV	85,610	0.0
1,463		McKesson Corp.	291,693	0.1
7,881		Medtronic PLC	987,883	0.3
15,105		Merck & Co., Inc.	1,134,537	0.3
222		Merck KGaA	48,049	0.0
200		Nippon Shinyaku Co., Ltd.	16,625	0.0
1,738		Novartis AG	142,515	0.1
1,532		Orion Oyj	60,653	0.0
1,800		Otsuka Holdings Co. Ltd.	76,973	0.0
33,762		Pfizer, Inc.	1,452,104	0.4
1,103		Recordati Industria Chimica e Farmaceutica SpA	63,929	0.0
264		Roche Holding AG	96,352	0.1
2,036		Sanofi	195,993	0.1
1,500		Santen Pharmaceutical Co., Ltd.	21,096	0.0
113		Sonova Holding AG - Reg	42,704	0.0
1,050		Teleflex, Inc.	395,378	0.1
610		Thermo Fisher Scientific, Inc.	348,511	0.1
1,765		UnitedHealth Group, Inc.	689,656	0.2
2,471		Zoetis, Inc.	479,720	0.2
			20,907,576	6.3

		Industrials: 4.4%
4,243		3M Co.	744,307	0.2
1,747		ABB Ltd.	58,440	0.0
1,452	(1)	Allegion Public Ltd.	194,126	0.1
4,530		Ametek, Inc.	561,765	0.2
6,660		AO Smith Corp.	406,726	0.1
36		AP Moller - Maersk A/S - Class B	97,455	0.0
36,030		Aurizon Holdings Ltd.	97,549	0.1
9,155		BAE Systems PLC	69,340	0.0
5,322		Booz Allen Hamilton Holding Corp.	422,301	0.1
10,989		Brambles Ltd.	84,500	0.0
1,054		Bureau Veritas SA	32,528	0.0
899		Cie de Saint-Gobain	60,500	0.0
1,298		CNH Industrial NV	21,818	0.0
7,687	(1)	CoStar Group, Inc.	661,543	0.2
11,931		CSX Corp.	354,828	0.1
1,573		Cummins, Inc.	353,233	0.1
2,200		Dai Nippon Printing Co., Ltd.	53,004	0.0
323		Deere & Co.	108,228	0.0
3,274		Deutsche Post AG	205,311	0.1
379		DSV A/S	90,719	0.0
4,778		Eaton Corp. PLC	713,403	0.2
2,649		Emerson Electric Co.	249,536	0.1
921		Epiroc AB	19,147	0.0
874		Expeditors International Washington, Inc.	104,120	0.0
1,120		Fastenal Co.	57,803	0.0
295		Ferguson PLC	40,952	0.0
650		GEA Group AG	29,685	0.0
109		Geberit AG - Reg	80,028	0.0
1,045		Illinois Tool Works, Inc.	215,928	0.1
4,100	(2)	Itochu Corp.	119,417	0.1
9,795		Johnson Controls International plc	666,844	0.2
144		Kansas City Southern	38,972	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
5,072		Knight-Swift Transportation Holdings, Inc.	$259,433	0.1
1,413		Kone Oyj	99,261	0.1
2,051		L3Harris Technologies, Inc.	451,712	0.1
808		Legrand S.A.	86,577	0.0
1,295		Leidos Holdings, Inc.	124,488	0.0
1,287		Lockheed Martin Corp.	444,144	0.1
1,257	(1)	Manpowergroup, Inc.	136,962	0.0
1,900		Mitsubishi Corp.	59,665	0.0
800		Nippon Yusen KK	59,943	0.0
302		Old Dominion Freight Line	86,366	0.0
1,469	(1)	Pentair PLC	108,389	0.0
5,426		Quanta Services, Inc.	617,587	0.2
1,543	(2)	Randstad NV	103,885	0.1
2,402		Republic Services, Inc.	288,384	0.1
1,053		Rockwell Automation, Inc.	309,624	0.1
1,274		Roper Technologies, Inc.	568,370	0.2
506		Schneider Electric SE	84,276	0.0
1,300		Secom Co., Ltd.	94,026	0.0
100		SMC Corp.	62,391	0.0
700		Sohgo Security Services Co., Ltd.	31,470	0.0
7,100	(2)	Sumitomo Corp.	100,017	0.1
839	(1)	TransDigm Group, Inc.	524,014	0.2
2,081	(1)	TransUnion	235,388	0.1
781		Union Pacific Corp.	153,084	0.0
2,367		United Parcel Service, Inc. - Class B	431,031	0.1
2,557		Verisk Analytics, Inc.	512,091	0.2
6,781		Waste Connections, Inc.	853,931	0.3
2,218		Waste Management, Inc.	331,281	0.1
4,566		Werner Enterprises, Inc.	202,137	0.1
791		Wolters Kluwer NV	83,843	0.0
571	(1)	WW Grainger, Inc.	226,455	0.1
3,600		Yamato Holdings Co., Ltd.	91,117	0.0
			14,835,398	4.4

		Information Technology: 9.0%
2,010		Accenture PLC	643,039	0.2
2,981	(1)	Adobe, Inc.	1,716,221	0.5
8,108	(1)	Advanced Micro Devices, Inc.	834,313	0.3
6,013		Amdocs Ltd.	455,244	0.1
22,145		Apple, Inc.	3,133,518	0.9
93		ASM International NV	36,420	0.0
2,389	(1)	Autodesk, Inc.	681,271	0.2
2,394		Automatic Data Processing, Inc.	478,609	0.2
1,428		Avnet, Inc.	53,213	0.0
1,741	(1)	Bill.com Holdings, Inc.	464,760	0.1
1,200	(2)	Brother Industries Ltd.	26,406	0.0
2,622		CDW Corp.	477,256	0.1
25,147		Cisco Systems, Inc.	1,368,751	0.4
8,441		Cognizant Technology Solutions Corp.	626,407	0.2
1,599		Dassault Systemes SE	84,148	0.0
4,694		Dolby Laboratories, Inc.	413,072	0.1
2,617		Entegris, Inc.	329,480	0.1
1,682	(1)	Gartner, Inc.	511,126	0.2
9,109		Genpact Ltd.	432,769	0.1
10,418		HP, Inc.	285,036	0.1
6,207		International Business Machines Corp.	862,339	0.3
3,342		Intuit, Inc.	1,803,042	0.5
14,725		Marvell Technology, Inc.	888,065	0.3
10,712		McAfee Corp.	236,842	0.1
14,443		Microsoft Corp.	4,071,771	1.2
558		Monolithic Power Systems, Inc.	270,451	0.1
2,274		Motorola Solutions, Inc.	528,296	0.2
900		NEC Corp.	48,772	0.0
6,853		NortonLifeLock, Inc.	173,381	0.1
5,002		Oracle Corp.	435,824	0.1
3,776		Paychex, Inc.	424,611	0.1
1,626	(1)	Paycom Software, Inc.	806,090	0.2
5,277	(1)	PayPal Holdings, Inc.	1,373,128	0.4
6,066		Qualcomm, Inc.	782,393	0.2
200		Rohm Co., Ltd.	18,861	0.0
11,576		Sage Group PLC/The	110,223	0.1
1,415	(1)	ServiceNow, Inc.	880,512	0.3
2,285		SS&C Technologies Holdings, Inc.	158,579	0.1
1,900		Trend Micro, Inc.	105,807	0.0
866	(1)	Twilio, Inc.	276,297	0.1
1,400		Venture Corp. Ltd.	18,401	0.0
10,878		Visa, Inc. - Class A	2,423,075	0.7
611	(1)	Zebra Technologies Corp.	314,922	0.1
			30,062,741	9.0

		Materials: 1.3%
1,000		Air Liquide SA	160,160	0.1
1,873		Air Products & Chemicals, Inc.	479,694	0.1
2,861		Aptargroup, Inc.	341,460	0.1
5,435		BHP Group Ltd.	145,157	0.1
1,342		CRH PLC	63,335	0.0
4,768		Crown Holdings, Inc.	480,519	0.2
1,183	(1)	DuPont de Nemours, Inc.	81,198	0.0
1,595		Evonik Industries AG	50,015	0.0
11,616		Evraz PLC	92,161	0.0
9,281		Fortescue Metals Group Ltd.	98,861	0.0
438		HeidelbergCement AG	32,676	0.0
2,167		Holcim Ltd.	104,417	0.1
4,689		International Paper Co.	262,209	0.1
571	(1)	Minerals Technologies, Inc.	40,326	0.0
418		NewMarket Corp.	141,606	0.0
700	(2)	Nitto Denko Corp.	49,831	0.0
1,141		Novozymes A/S	78,217	0.0
3,978		Packaging Corp. of America	546,736	0.2
986		PPG Industries, Inc.	141,008	0.0
2,647		Rio Tinto Ltd.	188,443	0.1
357		Royal Gold, Inc.	34,090	0.0
2,731		RPM International, Inc.	212,062	0.1
1,643		Sherwin-Williams Co.	459,597	0.1
102		Sika AG	32,250	0.0
643		Smurfit Kappa PLC	33,853	0.0
726		Symrise AG	95,157	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
759		Yara International ASA	$37,598	0.0
			4,482,636	1.3

		Real Estate: 1.7%
793		American Tower Corp.	210,470	0.1
3,142		Apartment Income REIT Corp.	153,361	0.0
3,680	(1)	Brixmor Property Group, Inc.	82,433	0.0
9,131		Corporate Office Properties Trust SBI MD	246,354	0.1
1,270		Crown Castle International Corp.	220,116	0.1
1,700	(2)	Daiwa House Industry Co., Ltd.	56,670	0.0
4,168		Duke Realty Corp.	199,522	0.1
613		EastGroup Properties, Inc.	102,144	0.0
308		Equinix, Inc.	243,360	0.1
1,268		Equity Lifestyle Properties, Inc.	99,031	0.0
1,525	(1)	Extra Space Storage, Inc.	258,144	0.1
2,302	(1)	First Industrial Realty Trust, Inc.	121,028	0.0
10,447		Gaming and Leisure Properties, Inc.	483,905	0.1
6,377		Goodman Group	98,124	0.1
6,679		GPT Group	24,057	0.0
9,700		Hongkong Land Holdings Ltd. - HKHGF	46,334	0.0
6,242		Invitation Homes, Inc.	239,256	0.1
569		LEG Immobilien SE	80,373	0.0
4,406		Life Storage, Inc.	505,544	0.2
630		Mid-America Apartment Communities, Inc.	117,652	0.0
3,037	(1)	National Retail Properties, Inc.	132,254	0.0
8,773		National Storage Affiliates Trust	463,127	0.1
2,300		Nomura Real Estate Holdings, Inc.	59,797	0.0
1,456	(1)	ProLogis, Inc.	184,040	0.1
3,287		SBA Communications Corp.	1,086,584	0.3
7,603		Segro PLC	122,133	0.1
6,500		Sun Hung Kai Properties Ltd.	81,161	0.0
9,600		Swire Properties Ltd.	24,072	0.0
822		Vonovia SE	49,417	0.0
			5,790,463	1.7

		Utilities: 1.7%
2,522		Ameren Corp.	204,282	0.1
722		American Water Works Co., Inc.	122,047	0.0
1,400	(2)	Chubu Electric Power Co., Inc.	16,546	0.0
4,000		CK Infrastructure Holdings Ltd.	22,311	0.0
6,000		CLP Holdings Ltd.	57,771	0.0
9,133		Dominion Energy, Inc.	666,892	0.2
1,736		DTE Energy Co.	193,928	0.1
8,128		Duke Energy Corp.	793,211	0.2
1,391		E.ON AG	16,978	0.0
296	(2)	Elia Group SA/NV	35,372	0.0
2,727		Enagas	60,605	0.0
4,053		Endesa S.A.	81,739	0.0
7,077		Engie SA	92,589	0.1
3,901		Entergy Corp.	387,408	0.1
8,108		Evergy, Inc.	504,318	0.2
17,500		HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	17,377	0.0
1,971		Iberdrola S.A. - IBEE	19,829	0.0
4,830	(1)	MDU Resources Group, Inc.	144,364	0.0
5,220		National Fuel Gas Co.	274,154	0.1
14,206		National Grid PLC	169,275	0.1
3,800		Osaka Gas Co., Ltd.	69,438	0.0
12,500		Power Assets Holdings Ltd.	73,276	0.0
9,391		Public Service Enterprise Group, Inc.	571,912	0.2
3,749		Red Electrica Corp. SA	75,213	0.0
1,588		RWE AG	56,006	0.0
1,037	(1)	Sempra Energy	131,943	0.0
439		Severn Trent PLC	15,369	0.0
3,943		Snam SpA	21,812	0.0
1,512		Southern Co.	93,699	0.0
14,766		Terna - Rete Elettrica Nazionale	104,791	0.1
3,300		Tokyo Gas Co., Ltd.	61,404	0.0
1,099	(1)	UGI Corp.	47,163	0.0
6,068		United Utilities Group PLC	78,977	0.0
5,919		WEC Energy Group, Inc.	522,056	0.2
			5,804,055	1.7

	Total Common Stock
	(Cost $129,247,729)		142,753,525	42.7

EXCHANGE-TRADED FUNDS: 0.7%
7,585		iShares MSCI EAFE Value Index ETF	385,697	0.1
11,937		iShares Russell 1000 Value ETF	1,868,260	0.6

	Total Exchange-Traded Funds
	(Cost $2,289,261)		2,253,957	0.7

MUTUAL FUNDS: 9.1%
		Affiliated Investment Companies: 9.1%
3,094,422		Voya Floating Rate Fund - Class P	28,066,406	8.4
293,672		Voya High Yield Bond Fund - Class P	2,369,934	0.7

	Total Mutual Funds
	(Cost $31,421,941)		30,436,340	9.1

PREFERRED STOCK: 0.1%
		Consumer Staples: 0.0%
1,229		Henkel AG & Co. KGaA	113,692	0.0

		Financials: 0.1%
50	(1),(4)	Fannie Mae	407,500	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Materials: 0.0%
441		FUCHS PETROLUB SE	$20,648	0.0

	Total Preferred Stock
	(Cost $4,242,262)		541,840	0.1

OTHER(5): –%
		Consumer Discretionary: –%
120,000	(6),(7)	General Motors Co. Escrow	–	–

	Total Other
	(Cost $–)		–	–

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.9%
		Basic Materials: 0.7%
200,000	(3)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	215,440	0.1
70,000	(2),(3)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	72,363	0.0
125,000	(2),(3)	Coeur Mining, Inc., 5.125%, 02/15/2029	120,187	0.1
70,000	(3)	Compass Minerals International, Inc., 6.750%, 12/01/2027	74,401	0.0
70,000	(3)	Diamond BC BV, 4.625%, 10/01/2029	71,139	0.0
70,000	(3)	Element Solutions, Inc., 3.875%, 09/01/2028	70,788	0.0
250,000	(3)	Evraz PLC, 5.250%, 04/02/2024	268,216	0.1
15,000	(3)	FMG Resources August 2006 Pty Ltd., 4.375%, 04/01/2031	15,519	0.0
70,000		Freeport-McMoRan, Inc., 4.125%, 03/01/2028	72,625	0.0
200,000	(3)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	215,783	0.1
70,000	(3)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	69,388	0.0
70,000	(3)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	77,267	0.1
70,000	(3),(8)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	71,459	0.0
12,000	(3)	Joseph T Ryerson & Son, Inc., 8.500%, 08/01/2028	13,325	0.0
70,000	(3)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.250%, 12/15/2025	73,238	0.0
70,000	(3)	Novelis Corp., 3.875%, 08/15/2031	69,321	0.0
70,000		Olin Corp., 5.125%, 09/15/2027	72,800	0.0
70,000	(3)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	72,895	0.0
25,000	(3)	SPCM SA, 3.125%, 03/15/2027	25,061	0.0
45,000	(3)	SPCM SA, 3.375%, 03/15/2030	45,021	0.0
200,000		Suzano Austria GmbH, 5.000%, 01/15/2030	221,950	0.1
70,000	(3)	Taseko Mines Ltd., 7.000%, 02/15/2026	71,050	0.0
55,000	(3)	Tronox, Inc., 4.625%, 03/15/2029	54,794	0.0
15,000	(3)	Unifrax Escrow Issuer Corp., 5.250%, 09/30/2028	15,206	0.0
115,000	(2),(3)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	108,846	0.1
			2,258,082	0.7

		Communications: 0.7%
200,000		Alibaba Group Holding Ltd., 2.125%, 02/09/2031	192,362	0.1
70,000	(3)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	71,512	0.0
70,000	(3)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	69,431	0.0
70,000	(3)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	72,887	0.0
70,000	(2),(3)	CommScope Technologies LLC, 5.000%, 03/15/2027	66,688	0.0
70,000		CSC Holdings LLC, 5.250%, 06/01/2024	75,074	0.0
70,000	(2),(3)	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 08/15/2027	73,150	0.0
70,000		DISH DBS Corp., 5.125%, 06/01/2029	68,680	0.0
70,000		Embarq Corp., 7.995%, 06/01/2036	75,180	0.0
70,000	(3)	Frontier Communications Holdings LLC, 5.000%, 05/01/2028	73,587	0.0
70,000	(3)	GCI LLC, 4.750%, 10/15/2028	73,575	0.0
70,000		Hughes Satellite Systems Corp., 6.625%, 08/01/2026	79,679	0.1
70,000		iHeartCommunications, Inc., 8.375%, 05/01/2027	74,900	0.0
15,000	(3)	LogMeIn, Inc., 5.500%, 09/01/2027	15,281	0.0
10,000	(3)	Match Group Holdings II LLC, 4.125%, 08/01/2030	10,425	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
75,000	(3)	Mav Acquisition Corp., 8.000%, 08/01/2029	$71,763	0.0
58,000		Meredith Corp., 6.875%, 02/01/2026	59,957	0.0
70,000	(3)	Midas OpCo Holdings LLC, 5.625%, 08/15/2029	72,520	0.0
70,000	(3)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	73,007	0.0
70,000		Netflix, Inc., 5.875%, 11/15/2028	85,866	0.1
70,000	(3)	Radiate Holdco LLC / Radiate Finance, Inc., 4.500%, 09/15/2026	72,363	0.0
70,000	(3)	Scripps Escrow II, Inc., 3.875%, 01/15/2029	70,332	0.0
70,000	(3)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	68,513	0.0
70,000	(3)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	73,238	0.0
70,000	(3)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	73,227	0.0
70,000		Sprint Corp., 7.625%, 03/01/2026	84,908	0.1
70,000		TEGNA, Inc., 5.000%, 09/15/2029	72,191	0.0
70,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	81,547	0.1
70,000	(3)	Univision Communications, Inc., 6.625%, 06/01/2027	76,125	0.1
70,000	(3)	Urban One, Inc., 7.375%, 02/01/2028	75,146	0.0
70,000	(9)	ViacomCBS, Inc., 6.250%, 02/28/2057	80,260	0.1
70,000	(3)	ViaSat, Inc., 5.625%, 09/15/2025	71,028	0.0
60,000	(3)	Viavi Solutions, Inc., 3.750%, 10/01/2029	60,207	0.0
			2,414,609	0.7

		Consumer, Cyclical: 1.4%
70,000	(3)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	69,387	0.0
70,000	(3)	Academy Ltd., 6.000%, 11/15/2027	75,687	0.1
70,000	(3)	Adams Homes, Inc., 7.500%, 02/15/2025	73,197	0.0
70,000	(3)	Affinity Gaming, 6.875%, 12/15/2027	73,717	0.0
70,000	(3)	Allison Transmission, Inc., 5.875%, 06/01/2029	76,251	0.1
70,000	(3)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	73,675	0.0
70,000	(2)	American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	74,725	0.1
70,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	73,150	0.0
70,000	(3)	Boyd Gaming Corp., 4.750%, 06/15/2031	72,275	0.0
70,000	(3)	Boyd Gaming Corp., 8.625%, 06/01/2025	75,950	0.1
45,000	(3)	Boyne USA, Inc., 4.750%, 05/15/2029	46,519	0.0
15,000	(3)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	15,206	0.0
70,000	(3)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	73,781	0.0
70,000	(3)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	71,039	0.0
70,000	(3)	CCM Merger, Inc., 6.375%, 05/01/2026	73,762	0.0
70,000	(3)	Century Communities, Inc., 3.875%, 08/15/2029	70,787	0.0
200,000	(3)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	201,034	0.1
165,000	(3)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	184,077	0.1
30,000	(3)	Foot Locker, Inc., 4.000%, 10/01/2029	30,112	0.0
70,000	(3)	Gap, Inc./The, 3.875%, 10/01/2031	70,087	0.0
70,000	(3)	Golden Entertainment, Inc., 7.625%, 04/15/2026	73,957	0.1
200,000	(3)	InRetail Consumer, 3.250%, 03/22/2028	200,750	0.1
70,000	(3)	Installed Building Products, Inc., 5.750%, 02/01/2028	73,577	0.0
70,000	(3)	Interface, Inc., 5.500%, 12/01/2028	73,739	0.0
70,000	(3)	IRB Holding Corp., 7.000%, 06/15/2025	74,408	0.1
70,000		Bath & Body Works, Inc., 6.750%, 07/01/2036	86,887	0.1
70,000	(3)	LBM Acquisition LLC, 6.250%, 01/15/2029	70,064	0.0
70,000	(3)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	71,912	0.0
70,000	(3)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	72,451	0.0
70,000	(3)	M/I Homes, Inc., 3.950%, 02/15/2030	70,289	0.0
70,000		Meritage Homes Corp., 5.125%, 06/06/2027	78,050	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
70,000	(3)	Meritor, Inc., 4.500%, 12/15/2028	$70,264	0.0
70,000		MGM Resorts International, 5.500%, 04/15/2027	76,037	0.1
70,000	(3)	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 05/01/2029	71,400	0.0
70,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	73,268	0.0
70,000	(2),(3)	Penn National Gaming, Inc., 4.125%, 07/01/2029	69,275	0.0
70,000	(3)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	72,718	0.0
45,000	(3)	Royal Caribbean Cruises Ltd., 5.500%, 04/01/2028	46,093	0.0
70,000	(3)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	76,164	0.1
70,000	(3)	Scientific Games International, Inc., 5.000%, 10/15/2025	72,100	0.0
35,000	(3)	Scientific Games International, Inc., 8.250%, 03/15/2026	37,188	0.0
70,000	(3)	Scotts Miracle-Gro Co/The, 4.375%, 02/01/2032	70,656	0.0
70,000	(3)	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	72,076	0.0
70,000	(3)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	72,014	0.0
70,000		Sonic Automotive, Inc., 6.125%, 03/15/2027	72,863	0.0
70,000	(3)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	73,588	0.0
70,000	(3)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	71,521	0.0
70,000	(2),(3)	SRS Distribution, Inc., 6.125%, 07/01/2029	72,188	0.0
70,000	(3)	Staples, Inc., 10.750%, 04/15/2027	68,250	0.0
70,000	(3)	Station Casinos LLC, 4.500%, 02/15/2028	71,197	0.0
70,000	(3)	STL Holding Co. LLC, 7.500%, 02/15/2026	73,500	0.0
60,000	(3)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	60,150	0.0
35,000	(3)	Tenneco, Inc., 7.875%, 01/15/2029	39,113	0.0
70,000		Tri Pointe Homes, Inc., 5.700%, 06/15/2028	76,213	0.1
70,000	(2)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	71,838	0.0
70,000	(3)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	73,584	0.0
70,000	(3)	Victoria's Secret & Co., 4.625%, 07/15/2029	71,433	0.0
35,000	(3)	Viking Cruises Ltd., 5.875%, 09/15/2027	33,927	0.0
35,000	(3)	Viking Cruises Ltd., 13.000%, 05/15/2025	40,338	0.0
70,000	(3)	Wheel Pros, Inc., 6.500%, 05/15/2029	67,813	0.0
70,000	(3)	William Carter Co/The, 5.625%, 03/15/2027	72,653	0.0
70,000	(3)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	73,011	0.0
70,000	(3)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	70,788	0.0
35,000	(3)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	36,581	0.0
			4,690,304	1.4

		Consumer, Non-cyclical: 1.0%
70,000	(3)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	73,673	0.0
70,000	(3)	ACCO Brands Corp., 4.250%, 03/15/2029	70,374	0.0
200,000	(3)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	210,540	0.1
95,000	(3)	ADT Security Corp./The, 4.125%, 08/01/2029	94,538	0.1
70,000	(3)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	69,946	0.0
25,000	(3)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	26,463	0.0
50,000	(3)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	54,461	0.0
70,000	(3)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	72,012	0.0
70,000	(3)	AMN Healthcare, Inc., 4.625%, 10/01/2027	72,712	0.0
70,000	(3)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	65,381	0.0
70,000	(3)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	72,800	0.0
35,000		Centene Corp., 2.625%, 08/01/2031	34,807	0.0
70,000		Centene Corp., 4.625%, 12/15/2029	76,373	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
25,000	(3)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	$25,844	0.0
90,000	(3)	CoreLogic, Inc., 4.500%, 05/01/2028	89,550	0.1
70,000	(3)	CPI Acquisition, Inc., 8.625%, 03/15/2026	76,037	0.1
70,000	(3)	DaVita, Inc., 4.625%, 06/01/2030	72,090	0.0
225,000	(3)	DP World Crescent Ltd., 3.750%, 01/30/2030	241,047	0.1
20,000		Encompass Health Corp., 4.625%, 04/01/2031	21,046	0.0
70,000	(3)	Graham Holdings Co., 5.750%, 06/01/2026	73,289	0.0
70,000		HCA, Inc., 3.500%, 09/01/2030	74,227	0.0
200,000	(3)	Hutama Karya Persero PT, 3.750%, 05/11/2030	216,666	0.1
70,000	(3)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	75,437	0.0
70,000	(3)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	75,951	0.1
56,000	(3)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	60,788	0.0
70,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	86,167	0.1
70,000	(3)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	69,913	0.0
70,000	(3)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	66,044	0.0
40,000	(3)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	41,538	0.0
70,000	(3)	Nielsen Finance LLC / Nielsen Finance Co., 4.750%, 07/15/2031	68,184	0.0
45,000	(3)	Pilgrim's Pride Corp., 3.500%, 03/01/2032	45,816	0.0
70,000	(3)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	74,515	0.0
70,000	(3)	Post Holdings, Inc., 4.625%, 04/15/2030	70,629	0.0
70,000	(3)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	69,902	0.0
70,000	(3)	Select Medical Corp., 6.250%, 08/15/2026	73,700	0.0
70,000	(3)	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	70,616	0.0
70,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	71,838	0.0
55,000	(2),(3)	Square, Inc., 3.500%, 06/01/2031	56,484	0.0
70,000	(3)	Tenet Healthcare Corp., 6.125%, 10/01/2028	73,623	0.0
80,000	(3)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	81,400	0.1
45,000	(3)	United Natural Foods, Inc., 6.750%, 10/15/2028	48,769	0.0
25,000		United Rentals North America, Inc., 3.750%, 01/15/2032	25,313	0.0
70,000		United Rentals North America, Inc., 4.875%, 01/15/2028	74,096	0.0
70,000	(3)	Vizient, Inc., 6.250%, 05/15/2027	73,332	0.0
			3,337,931	1.0

		Energy: 1.6%
70,000	(3)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	75,687	0.0
70,000	(3)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	72,401	0.0
70,000		Apache Corp., 4.375%, 10/15/2028	75,775	0.0
70,000	(3)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	72,491	0.0
70,000	(3)	Baytex Energy Corp., 8.750%, 04/01/2027	72,388	0.0
35,000	(3)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	36,692	0.0
70,000	(3)	CNX Resources Corp., 7.250%, 03/14/2027	74,616	0.0
70,000	(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	71,575	0.0
70,000		DCP Midstream Operating L.P., 5.625%, 07/15/2027	79,712	0.1
46,000	(3)	Devon Energy Corp., 5.250%, 10/15/2027	48,902	0.0
70,000	(3)	DT Midstream, Inc., 4.125%, 06/15/2029	71,072	0.0
350,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	367,685	0.1
70,000	(3)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	71,664	0.0
450,000	(9)	Energy Transfer L.P., 7.125%, 12/31/2199	473,062	0.2
70,000		EnLink Midstream LLC, 5.375%, 06/01/2029	74,146	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
70,000	(3)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	$72,494	0.0
35,000	(3)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	38,411	0.0
300,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	332,909	0.1
70,000	(3)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	70,875	0.0
70,000	(3)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	72,013	0.0
70,000	(3)	Independence Energy Finance LLC, 7.250%, 05/01/2026	72,188	0.0
350,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	413,847	0.2
70,000	(2),(3)	Laredo Petroleum, Inc., 7.750%, 07/31/2029	70,263	0.0
70,000		Murphy Oil Corp., 6.375%, 07/15/2028	74,113	0.0
70,000	(3)	Oasis Petroleum, Inc., 6.375%, 06/01/2026	73,439	0.0
70,000		Occidental Petroleum Corp., 6.625%, 09/01/2030	86,363	0.1
225,000		Petroleos del Peru SA, 4.750%, 06/19/2032	232,031	0.1
425,000		Petroleos Mexicanos, 5.950%, 01/28/2031	412,558	0.2
200,000		Petroleos Mexicanos, 6.500%, 03/13/2027	211,500	0.1
70,000	(3)	Precision Drilling Corp., 6.875%, 01/15/2029	73,220	0.0
200,000	(3)	Qatar Petroleum, 3.125%, 07/12/2041	200,286	0.1
70,000	(3)	Rockcliff Energy II LLC, 5.500%, 10/15/2029	71,138	0.0
70,000	(3)	Southwestern Energy Co., 5.375%, 02/01/2029	74,974	0.0
75,000	(3)	Strathcona Resources Ltd., 6.875%, 08/01/2026	74,424	0.0
70,000	(3)	SunCoke Energy, Inc., 4.875%, 06/30/2029	69,825	0.0
70,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	71,086	0.0
70,000	(3)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	71,791	0.0
70,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	75,600	0.0
100,000	(3)	Venture Global Calcasieu Pass LLC, 3.875%, 08/15/2029	103,130	0.1
100,000	(3)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	104,375	0.1
70,000	(3)	Vine Energy Holdings LLC, 6.750%, 04/15/2029	75,644	0.0
70,000	(3)	Viper Energy Partners L.P., 5.375%, 11/01/2027	73,124	0.0
70,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	80,540	0.1
			5,190,029	1.6

		Financial: 0.6%
70,000		Ally Financial, Inc., 5.750%, 11/20/2025	80,080	0.1
70,000	(3)	AmWINS Group, Inc., 4.875%, 06/30/2029	71,071	0.0
70,000	(3)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	72,206	0.0
200,000		Bancolombia SA, 3.000%, 01/29/2025	202,002	0.1
70,000	(3)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	69,832	0.0
200,000	(3)	Credit Bank of Moscow Via CBOM Finance PLC, 3.875%, 09/21/2026	197,849	0.1
70,000	(3)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	76,037	0.1
30,000	(3)	Freedom Mortgage Corp., 6.625%, 01/15/2027	29,212	0.0
54,000	(3)	Freedom Mortgage Corp., 8.250%, 04/15/2025	55,162	0.0
70,000	(3)	Iron Mountain, Inc., 5.250%, 07/15/2030	74,374	0.0
200,000	(3),(9)	Kookmin Bank, 4.350%, 12/31/2199	211,399	0.1
70,000	(3)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	69,594	0.0
70,000	(3)	LPL Holdings, Inc., 4.625%, 11/15/2027	72,712	0.0
70,000	(3)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 3.875%, 02/15/2029	74,637	0.0
35,000	(3)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	36,607	0.0
70,000		MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	71,488	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
35,000		Navient Corp., 5.000%, 03/15/2027	$36,094	0.0
70,000		OneMain Finance Corp., 6.625%, 01/15/2028	80,588	0.1
70,000	(3)	Rocket Mortgage LLC, 5.250%, 01/15/2028	75,513	0.0
70,000	(3)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	72,704	0.0
70,000	(3)	Rocket Mortgage LLC, 2.875%, 10/15/2026	68,492	0.0
70,000		SBA Communications Corp., 3.875%, 02/15/2027	72,625	0.0
40,000		Service Properties Trust, 4.375%, 02/15/2030	38,079	0.0
50,000	(3)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	49,688	0.0
70,000	(3)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/2024	71,575	0.0
70,000	(3)	XHR L.P., 4.875%, 06/01/2029	71,984	0.0
			2,101,604	0.6

		Industrial: 0.7%
70,000	(3)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	73,063	0.0
70,000	(3)	Builders FirstSource, Inc., 5.000%, 03/01/2030	74,682	0.1
70,000	(3)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	72,467	0.0
70,000	(3)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	73,676	0.0
55,000	(3)	Clark Equipment Co., 5.875%, 06/01/2025	57,640	0.0
70,000	(3)	Clean Harbors, Inc., 5.125%, 07/15/2029	76,881	0.1
35,000	(3)	CP Atlas Buyer, Inc., 7.000%, 12/01/2028	35,136	0.0
70,000	(3)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	70,563	0.0
70,000	(3)	GFL Environmental, Inc., 4.000%, 08/01/2028	69,562	0.0
70,000	(3)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	71,690	0.0
70,000	(3)	GrafTech Finance, Inc., 4.625%, 12/15/2028	71,925	0.0
70,000	(3)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	74,417	0.0
70,000	(3)	Granite US Holdings Corp., 11.000%, 10/01/2027	76,738	0.1
70,000	(3)	Imola Merger Corp., 4.750%, 05/15/2029	72,504	0.0
70,000	(3)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	73,465	0.0
200,000	(3)	Klabin Austria GmbH, 5.750%, 04/03/2029	223,910	0.1
70,000	(3)	Koppers, Inc., 6.000%, 02/15/2025	71,668	0.0
20,000	(3)	LSB Industries, Inc., 6.250%, 10/15/2028	20,200	0.0
105,000		LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	105,000	0.0
45,000	(3)	Madison IAQ LLC, 5.875%, 06/30/2029	45,396	0.0
65,000		Mozart Debt Merger Sub Inc., 3.875%, 04/01/2029	65,000	0.0
70,000	(3)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	76,236	0.1
115,000	(3)	PGT Innovations, Inc., 4.375%, 10/01/2029	116,007	0.1
70,000	(3)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	71,356	0.0
45,000	(3)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	46,181	0.0
70,000		Silgan Holdings, Inc., 4.125%, 02/01/2028	72,013	0.0
42,000	(3)	SSL Robotics LLC, 9.750%, 12/31/2023	45,570	0.0
70,000	(3)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	66,707	0.0
70,000	(3)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	75,600	0.1
70,000		TransDigm, Inc., 5.500%, 11/15/2027	72,017	0.0
70,000	(3)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	72,888	0.0
			2,290,158	0.7

		Technology: 0.3%
70,000	(3)	Ascend Learning LLC, 6.875%, 08/01/2025	71,225	0.0
70,000	(3)	Austin BidCo, Inc., 7.125%, 12/15/2028	70,621	0.0
70,000	(3)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	71,846	0.0
100,000	(3)	Castle US Holding Corp., 9.500%, 02/15/2028	105,053	0.1
70,000		CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	71,837	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
60,000	(3)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	$62,415	0.0
70,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	71,962	0.1
55,000	(3)	NCR Corp., 5.125%, 04/15/2029	56,788	0.0
70,000	(3)	Open Text Corp., 3.875%, 02/15/2028	71,488	0.0
70,000	(3)	Playtika Holding Corp., 4.250%, 03/15/2029	70,311	0.0
15,000	(2),(3)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	14,760	0.0
70,000	(3)	Rocket Software, Inc., 6.500%, 02/15/2029	69,397	0.0
75,000	(3)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	78,094	0.1
25,000	(3)	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.875%, 02/01/2029	24,907	0.0
			910,704	0.3

		Utilities: 0.9%
70,000	(3)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	74,189	0.0
200,000	(3)	Colbun SA, 3.150%, 03/06/2030	206,073	0.1
475,000	(9)	Dominion Energy, Inc., 4.650%, 12/31/2199	510,055	0.1
380,000	(9)	Duke Energy Corp., 4.875%, 12/31/2199	407,075	0.1
200,000		Inkia Energy Ltd., 5.875%, 11/09/2027	208,430	0.1
250,000		Kallpa Generacion SA, 4.125%, 08/16/2027	261,175	0.1
275,000	(9)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	322,888	0.1
400,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	465,500	0.1
269,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	293,118	0.1
275,000	(9)	Southern Co/The, 4.000%, 01/15/2051	291,382	0.1
70,000	(3)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	72,542	0.0
			3,112,427	0.9

	Total Corporate Bonds/Notes
	(Cost $25,270,065)		26,305,848	7.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 11.2%
780,872	(3),(9)	Agate Bay Mortgage Trust 2015-1 B4, 3.746%, 01/25/2045	782,804	0.2
357,011	(3),(9)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	362,748	0.1
364,774	(3),(9)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	372,585	0.1
465,566	(3),(9)	CIM Trust 2019-J1 B2, 3.986%, 08/25/2049	477,153	0.1
180,791	(3),(9)	CIM Trust 2019-J2 A13, 3.500%, 10/25/2049	183,946	0.1
973,557	(3)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.086%, (US0001M + 2.000%), 01/25/2040	978,888	0.3
510,931		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.736%, (US0001M + 3.650%), 09/25/2029	528,854	0.2
289,409		Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.736%, (US0001M + 2.650%), 02/25/2030	294,593	0.1
324,504		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.886%, (US0001M + 2.800%), 02/25/2030	332,200	0.1
769,092		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.436%, (US0001M + 2.350%), 01/25/2031	781,102	0.2
660,433		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.086%, (US0001M + 2.000%), 03/25/2031	667,624	0.2
213,031		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.336%, (US0001M + 2.250%), 07/25/2030	216,033	0.1
244,367	(3)	Fannie Mae Connecticut Avenue Securities 2018-R07 1M2, 2.486%, (US0001M + 2.400%), 04/25/2031	245,663	0.1
272,368	(3)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.386%, (US0001M + 2.300%), 08/25/2031	274,380	0.1
175,413	(3)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.186%, (US0001M + 2.100%), 06/25/2039	175,929	0.1
4,344,104	(10)	Fannie Mae Interest Strip Series 367 2, 5.500%, 01/25/2036	913,336	0.3

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,047,428	(10)	Fannie Mae REMICS 2005-66 LS, 6.544%, (-1.000*US0001M + 6.630%), 07/25/2035	$197,342	0.1
1,649,994	(10)	Fannie Mae REMICS 2008-36 YI, 7.114%, (-1.000*US0001M + 7.200%), 07/25/2036	255,238	0.1
658,153	(10)	Fannie Mae REMICS 2010-59 NS, 5.684%, (-1.000*US0001M + 5.770%), 06/25/2040	122,614	0.0
3,479,623	(10)	Fannie Mae REMICS 2012-121 ID, 3.000%, 11/25/2027	216,524	0.1
3,727,779	(10)	Fannie Mae REMICS 2012-144 SC, 6.014%, (-1.000*US0001M + 6.100%), 01/25/2043	826,274	0.2
1,807,038	(10)	Fannie Mae REMICS 2012-151 WS, 6.114%, (-1.000*US0001M + 6.200%), 03/25/2042	274,105	0.1
4,179,574	(10)	Fannie Mae REMICS 2012-35 LS, 6.514%, (-1.000*US0001M + 6.600%), 04/25/2041	551,042	0.2
3,022,352	(10)	Fannie Mae REMICS 2013-20 SK, 6.114%, (-1.000*US0001M + 6.200%), 05/25/2041	319,461	0.1
3,968,356	(10)	Fannie Mae REMICS 2013-71 AI, 3.000%, 07/25/2028	267,290	0.1
1,140,725	(10)	Fannie Mae REMICS 2015-65 KI, 6.914%, (-1.000*US0001M + 7.000%), 08/25/2035	219,676	0.1
472,388	(10)	Fannie Mae REMICS 2018-86 DS, 6.014%, (-1.000*US0001M + 6.100%), 12/25/2048	55,393	0.0
359,966	(3),(9)	Flagstar Mortgage Trust 2017-1 1A7, 3.500%, 03/25/2047	365,029	0.1
874,086	(3),(9)	Flagstar Mortgage Trust 2017-1 B3, 3.674%, 03/25/2047	885,558	0.3
677,597	(3),(9)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	696,558	0.2
956,254	(3),(9)	Flagstar Mortgage Trust 2021-2 A4, 2.500%, 04/25/2051	958,791	0.3
593,220	(3),(9)	Flagstar Mortgage Trust 2021-2 B3, 2.810%, 04/25/2051	581,569	0.2
601,751	(3)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 1.986%, (US0001M + 1.900%), 01/25/2050	603,999	0.2
500,000	(3)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 2.300%, (SOFR30A + 2.250%), 08/25/2033	506,600	0.2
291,233		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 3.986%, (US0001M + 3.900%), 12/25/2027	294,430	0.1
1,152,702	(3)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 2.736%, (US0001M + 2.650%), 01/25/2049	1,171,513	0.4
837,933	(3)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.136%, (US0001M + 2.050%), 04/25/2049	843,761	0.3
550,305	(10)	Freddie Mac REMICS 3318 KS, 6.326%, (-1.000*US0001M + 6.410%), 05/15/2037	72,638	0.0
890,631	(10)	Freddie Mac REMICS 3879 SL, 6.516%, (-1.000*US0001M + 6.600%), 01/15/2041	123,525	0.0
3,402,107	(10)	Freddie Mac REMICS 4120 JS, 6.116%, (-1.000*US0001M + 6.200%), 10/15/2032	627,792	0.2
2,152,840	(10)	Freddie Mac REMICS 4141 EI, 3.000%, 09/15/2027	99,433	0.0
2,873,744	(10)	Freddie Mac REMICS 4153 IB, 2.500%, 01/15/2028	143,452	0.0
3,054,358	(10)	Freddie Mac REMICS 4517 KI, 1.041%, (-0.357*US0001M + 1.071%), 04/15/2043	44,841	0.0
3,497,743	(10)	Freddie Mac REMICS 4596 DI, 3.500%, 06/15/2046	453,502	0.1
1,884,298	(10)	Freddie Mac REMICS 4619 KS, 4.164%, (-1.000*US0001M + 4.250%), 06/15/2039	333,092	0.1
1,070,246	(10)	Ginnie Mae Series 2013-148 DS, 5.595%, (-1.000*US0001M + 5.680%), 10/16/2043	206,903	0.1
7,169,117	(10)	Ginnie Mae Series 2015-20 CI, 3.500%, 02/20/2030	709,913	0.2
611,628	(10)	Ginnie Mae Series 2015-42 IY, 5.500%, 08/20/2039	56,200	0.0
6,703,681	(10)	Ginnie Mae Series 2019-23 MT, 0.600%, (-1.000*US0001M + 6.700%), 03/20/2042	119,385	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
116,281	(3),(9)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	$116,820	0.0
472,299	(3),(9)	GS Mortgage-Backed Securities Trust 2020-NQM1 A2, 1.791%, 09/27/2060	474,301	0.1
500,000	(3)	Home RE 2019-1 M2 Ltd., 3.336%, (US0001M + 3.250%), 05/25/2029	507,462	0.2
972,660	(3),(9)	Hundred Acre Wood Trust 2021-INV1 A27, 2.500%, 07/25/2051	980,980	0.3
616,504	(3),(9)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	626,564	0.2
858,826	(3),(9)	JP Morgan Mortgage Trust 2017-5 B2, 3.090%, 10/26/2048	893,303	0.3
1,108,306	(3),(9)	JP Morgan Mortgage Trust 2018-3 B2, 3.746%, 09/25/2048	1,129,992	0.3
719,529	(3),(9)	JP Morgan Mortgage Trust 2018-4 B2, 3.744%, 10/25/2048	731,165	0.2
936,109	(3),(9)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	957,854	0.3
300,778	(3),(9)	JP Morgan Mortgage Trust 2018-8 A13, 4.000%, 01/25/2049	303,746	0.1
125,763	(3),(9)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	127,816	0.0
100,848	(3),(9)	JP Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	101,543	0.0
128,570	(3),(9)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	130,480	0.0
40,133	(3),(9)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	40,901	0.0
959,236	(3),(9)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.014%, 10/25/2049	1,011,449	0.3
138,572	(3),(9)	JP Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	139,184	0.0
159,254	(3),(9)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	160,275	0.1
576,454	(3),(9)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.777%, 12/25/2049	587,558	0.2
297,699	(3),(9)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	302,634	0.1
1,000,000	(3),(9)	JP Morgan Mortgage Trust 2021-3 A5, 2.500%, 07/01/2051	1,001,111	0.3
468,067	(3),(9)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.411%, 10/25/2048	471,902	0.1
226,537	(3),(9)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	230,533	0.1
400,000	(3),(9)	Provident Funding Mortgage Trust 2021-J1 A10, 2.000%, 12/31/2049	378,964	0.1
493,434	(3),(9)	RCKT Mortgage Trust 2021-1 B3, 2.727%, 03/25/2051	481,346	0.1
800,000	(3),(9)	RCKT Mortgage Trust 2021-4 A21, 2.500%, 09/25/2051	799,438	0.2
1,130,596	(3),(9)	Sequoia Mortgage Trust 2019-2 B2, 4.261%, 06/25/2049	1,165,177	0.4
1,132,261	(3),(9)	Sequoia Mortgage Trust 2019-2 B3, 4.261%, 06/25/2049	1,157,481	0.3
147,170	(3),(9)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	148,541	0.0
118,868	(3),(9)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	120,113	0.0
692,876	(3),(9)	Sequoia Mortgage Trust 2021-3 B3, 2.664%, 05/25/2051	685,953	0.2
556,528	(3),(9)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.687%, 07/25/2047	566,315	0.2

	Total Collateralized Mortgage Obligations
	(Cost $37,226,146)		37,322,182	11.2

U.S. TREASURY OBLIGATIONS: 6.7%
		U.S. Treasury Bonds: 0.3%
1,000		1.250%,05/15/2050	818	0.0
1,900		1.625%,11/15/2050	1,708	0.0
58,000		1.750%,08/15/2041	55,463	0.0
853,400		2.375%,05/15/2051	911,004	0.3
			968,993	0.3

		U.S. Treasury Notes: 6.4%
1,555,000		0.125%,05/31/2023	1,552,631	0.5
985,700		0.125%,08/31/2023	983,159	0.3
883,500		0.250%,09/30/2023	882,862	0.2
942,000		0.250%,06/15/2024	936,848	0.3
13,788,700		0.375%,09/15/2024	13,730,529	4.1
951,800		0.750%,08/31/2026	941,762	0.3
1,043,000		0.875%,09/30/2026	1,037,459	0.3
953,100		1.125%,08/31/2028	942,005	0.3
87,000		1.125%,02/15/2031	84,281	0.0
307,900		1.250%,09/30/2028	306,625	0.1
			21,398,161	6.4

	Total U.S. Treasury Obligations
	(Cost $22,443,965)		22,367,154	6.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.6%
650,000	(3)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	620,253	0.2

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,170,000	(3)	BANK 2017-BNK8 D, 2.600%, 11/15/2050	$1,078,175	0.3
1,000,000	(3),(9)	Benchmark 2018-B3 D Mortgage Trust, 3.207%, 04/10/2051	937,886	0.3
12,357,322	(9),(10)	Benchmark 2019-B10 XA Mortgage Trust, 1.389%, 03/15/2062	895,082	0.3
5,493,899	(9),(10)	Benchmark 2020-B17 XA Mortgage Trust, 1.541%, 03/15/2053	462,737	0.1
180,000	(3)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 07/15/2053	183,782	0.1
3,245,905	(9),(10)	Benchmark 2020-B18 XA Mortgage Trust, 1.918%, 07/15/2053	350,705	0.1
2,098,563	(9),(10)	Benchmark 2021-B24 XA Mortgage Trust, 1.274%, 03/15/2054	177,420	0.1
204,000	(3),(11),(12)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	157,051	0.0
210,000	(3),(9)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	217,100	0.1
16,160,268	(9),(10)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 1.002%, 12/15/2072	968,144	0.3
1,530,000	(9)	Commercial Mortgage Pass Through Certificates 2016-CR28 D, 4.042%, 02/10/2049	1,562,027	0.5
130,000	(3),(9)	COMM 2013-CR10 E Mortgage Trust, 5.064%, 08/10/2046	128,757	0.0
100,000	(3),(9)	Credit Suisse Mortgage Capital Certificates 2020-NET C, 3.526%, 08/15/2037	105,304	0.0
2,000,000	(9)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.327%, 06/15/2057	1,939,107	0.6
300,000	(3)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	265,736	0.1
700,000	(3)	CSWF 2021-SOP2 D, 2.401%, (US0001M + 2.317%), 06/15/2034	700,082	0.2
321,901	(3),(6)	DBUBS 2011-LC2A F Mortgage Trust, 3.736%, (US0001M + 3.650%), 07/10/2044	260,740	0.1
1,000,000	(3),(9)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	919,480	0.3
1,457,294	(9),(10)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.699%, 04/25/2030	168,755	0.0
4,287,380	(9),(10)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.630%, 05/25/2035	699,858	0.2
1,700,000	(9),(10)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 0.981%, 08/25/2036	186,074	0.1
1,119,480	(3),(12)	FREMF 2016-K57 D Mortgage Trust, 0.000%, 08/25/2049	858,396	0.3
11,936,287	(3),(10)	FREMF 2016-K57 X2A Mortgage Trust, 0.100%, 08/25/2049	45,926	0.0
2,837,168	(3),(10)	FREMF 2016-K57 X2B Mortgage Trust, 0.100%, 08/25/2049	11,565	0.0
200,000	(3),(11),(12)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	123,488	0.0
2,547,438	(3),(10)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	11,383	0.0
280,000	(3),(10)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	1,517	0.0
1,193,688	(9),(10)	Freddie Mac Multiclass Certificates Series 2021-P011 X1, 1.849%, 09/25/2045	190,664	0.1
200,000	(3),(9)	GS Mortgage Securities Trust 2012-GC6 C, 6.047%, 01/10/2045	201,113	0.1
1,773,546	(3),(9)	GS Mortgage Securities Trust 2012-GC6 D, 6.047%, 01/10/2045	1,739,764	0.5
500,000	(3),(9)	GS Mortgage Securities Trust 2012-GCJ7 D, 5.740%, 05/10/2045	478,655	0.1
13,693,707	(9),(10)	GS Mortgage Securities Trust 2019-GC39 XA, 1.289%, 05/10/2052	891,437	0.3
3,070,000	(3)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-MHC E, 2.534%, (US0001M + 2.450%), 04/15/2038	3,081,939	0.9
200,000	(3),(9)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	161,827	0.0
27,224,309	(9),(10)	JPMDB Commercial Mortgage Securities Trust 2018-C8 XA, 0.791%, 06/15/2051	817,660	0.2
182,000	(3)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 2.665%, (SOFR30A + 2.500%), 07/15/2036	182,170	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
560,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	$418,589	0.1
253,862	(3),(6)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	2,539	0.0
1,955,000	(3),(9)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,730,700	0.5
7,595,056	(9),(10)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.763%, 11/15/2052	354,571	0.1
140,000	(3),(9)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.611%, 12/10/2045	123,388	0.0
240,000	(3),(9)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.611%, 12/10/2045	153,596	0.0
2,000,000	(3),(9)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.965%, 11/15/2044	2,005,324	0.6
2,210,000	(3)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	1,980,803	0.6
1,750,000	(3),(9)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.101%, 06/15/2046	1,543,510	0.5
1,920,000	(9)	WFRBS Commercial Mortgage Trust 2014-C19 C, 4.646%, 03/15/2047	1,989,978	0.6

	Total Commercial Mortgage-Backed Securities
	(Cost $31,695,257)		32,084,757	9.6

ASSET-BACKED SECURITIES: 10.2%
		Automobile Asset-Backed Securities: 1.7%
300,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	311,205	0.1
450,000		Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	466,209	0.1
1,200,000		Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	1,241,626	0.4
500,000		GM Financial Consumer Automobile Receivables Trust 2019-3 C, 2.620%, 01/16/2025	513,059	0.1
550,000	(3)	Oscar US Funding XI LLC 2019-2A A4, 2.680%, 09/10/2026	568,595	0.2
550,000		Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	562,168	0.2
1,000,000		Santander Drive Auto Receivables Trust 2019-2 D, 3.220%, 07/15/2025	1,027,623	0.3
127,553		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	128,388	0.0
350,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	357,440	0.1
600,000	(3)	Santander Retail Auto Lease Trust 2019-B C, 2.770%, 08/21/2023	609,036	0.2
			5,785,349	1.7

		Home Equity Asset-Backed Securities: 0.2%
567,675	(3),(9)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	547,663	0.2

		Other Asset-Backed Securities: 8.1%
700,000	(3)	Allegro CLO IV Ltd. 2016-1A CR2, 2.126%, (US0003M + 2.000%), 01/15/2030	700,032	0.2
300,000	(3)	Apidos CLO XXXVI 2021-36A C, 2.119%, (US0003M + 2.000%), 07/20/2034	299,997	0.1
396,000	(3)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	404,669	0.1
148,500	(3)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	156,591	0.0
300,000	(3)	Babson CLO Ltd. 2018-3A C, 2.034%, (US0003M + 1.900%), 07/20/2029	298,108	0.1
750,000	(3)	Benefit Street Partners CLO II Ltd. 2013-IIA BR2, 2.026%, (US0003M + 1.900%), 07/15/2029	743,014	0.2
400,000	(3)	Benefit Street Partners CLO Ltd. 2021-23A C, 2.413%, (US0003M + 2.200%), 04/25/2034	401,114	0.1
250,000	(3)	BlueMountain CLO Ltd. 2021-28A C, 2.126%, (US0003M + 2.000%), 04/15/2034	249,611	0.1
500,000	(3)	BlueMountain CLO XXV Ltd. 2019-25A CR, 2.376%, (US0003M + 2.250%), 07/15/2036	500,529	0.2
320,000	(3)	CIFC Funding 2017-4A BR Ltd., 2.125%, (US0003M + 2.000%), 10/24/2030	320,111	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
600,033	(3)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	$624,165	0.2
1,000,000	(3)	Dryden Senior Loan Fund 2021-87A C, 2.038%, (US0003M + 1.900%), 05/20/2034	1,000,638	0.3
405,462	(3)	J.G. Wentworth XXXVIII LLC 2017-1A A, 3.990%, 08/16/2060	460,689	0.1
750,000	(3)	LCM XV L.P. 15A CR, 2.534%, (US0003M + 2.400%), 07/20/2030	750,023	0.2
750,000	(3)	LCM XXII Ltd. 22A BR, 2.134%, (US0003M + 2.000%), 10/20/2028	750,016	0.2
500,000	(3)	Madison Park Funding XXI Ltd. 2016-21A BR, 2.976%, (US0003M + 2.850%), 10/15/2032	500,079	0.2
950,000	(3)	Magnetite XXVI Ltd. 2020-26A CR, 2.019%, (US0003M + 1.900%), 07/25/2034	949,993	0.3
650,000	(3)	Marlette Funding Trust 2019-3A B, 3.070%, 09/17/2029	653,743	0.2
385,899	(3)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	411,488	0.1
633,757	(3)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	671,188	0.2
750,000	(3)	Neuberger Berman CLO XVII Ltd. 2014-17A CR2, 2.138%, (US0003M + 2.000%), 04/22/2029	750,151	0.2
1,000,000	(3)	Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A CR, 1.884%, (US0003M + 1.750%), 10/18/2029	1,000,666	0.3
750,000	(3)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 2.576%, (US0003M + 2.450%), 10/16/2032	750,000	0.2
750,000	(3)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A CR, 2.019%, (US0003M + 1.900%), 10/16/2033	750,079	0.2
500,000	(3)	NYACK Park CLO Ltd. 2021-1A C, 2.069%, (US0003M + 1.950%), 10/20/2034	500,051	0.1
250,000	(3)	Oak Hill Credit Partners 2021-8A C, 2.088%, (US0003M + 1.900%), 01/18/2034	250,062	0.1
250,000	(3)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.084%, (US0003M + 1.950%), 03/17/2030	249,875	0.1
580,000	(3)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 2.184%, (US0003M + 2.050%), 07/20/2030	580,013	0.2
250,000	(3)	Octagon Loan Funding Ltd. 2014-1A CRR, 2.325%, (US0003M + 2.200%), 11/18/2031	249,998	0.1
1,000,000	(3)	Palmer Square CLO 2015-1A BR4 Ltd., 1.981%, (US0003M + 1.850%), 05/21/2034	1,000,646	0.3
800,000	(3)	Palmer Square Loan Funding 2019-2A B Ltd., 2.384%, (US0003M + 2.250%), 04/20/2027	800,213	0.2
750,000	(3)	Palmer Square Loan Funding 2020-2A B Ltd., 2.384%, (US0003M + 2.250%), 04/20/2028	750,209	0.2
550,000	(3)	Shackleton 2019-15A CR CLO Ltd., 2.276%, (US0003M + 2.150%), 01/15/2032	549,013	0.2
500,000	(3)	Silver Creek CLO Ltd. 2014-1A CR, 2.434%, (US0003M + 2.300%), 07/20/2030	500,092	0.2
1,000,000	(3)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	1,026,854	0.3
200,000	(3)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	204,420	0.1
100,000	(3)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	101,904	0.0
400,000	(3)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	407,764	0.1
450,000	(3)	Sound Point Clo XIV Ltd. 2016-3A CR, 2.188%, (US0003M + 2.050%), 01/23/2029	449,698	0.1
328,438	(3)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	351,670	0.1
750,000	(3)	THL Credit Wind River 2016-1A CR CLO Ltd., 2.226%, (US0003M + 2.100%), 07/15/2028	750,062	0.2
600,000	(3)	THL Credit Wind River 2017-3A CR Clo Ltd., 2.626%, (US0003M + 2.500%), 04/15/2035	601,742	0.2
2,000,000	(3),(9)	Towd Point Mortgage Trust 2015-4 M2, 3.750%, 04/25/2055	2,067,938	0.6

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			Other Asset-Backed Securities: (continued)
180,000		(3),(9)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	$188,999	0.1
1,155,000		(3)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,225,938	0.4
233,125		(3)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	247,527	0.1
				27,151,382	8.1

			Student Loan Asset-Backed Securities: 0.2%
600,000		(3)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	610,536	0.2

		Total Asset-Backed Securities
		(Cost $33,595,852)		34,094,930	10.2

SOVEREIGN BONDS: 1.6%
300,000			Brazilian Government International Bond, 3.875%, 06/12/2030	291,360	0.1
275,000			Chile Government International Bond, 2.450%, 01/31/2031	272,918	0.1
450,000			Colombia Government International Bond, 3.875%, 04/25/2027	467,267	0.1
EUR	225,000		Croatia Government International Bond, 1.125%, 06/19/2029	269,083	0.1
200,000			Croatia Government International Bond, 5.500%, 04/04/2023	214,261	0.1
200,000		(3)	Dominican Republic International Bond, 4.500%, 01/30/2030	204,002	0.1
350,000		(2),(3)	Egypt Government International Bond, 5.875%, 02/16/2031	322,625	0.1
225,000			Egypt Government International Bond, 7.500%, 01/31/2027	238,425	0.1
325,000		(3)	Ghana Government International Bond, 6.375%, 02/11/2027	306,759	0.1
275,000		(2),(3)	Hungary Government International Bond, 2.125%, 09/22/2031	271,219	0.1
136,389			Ivory Coast Government International Bond, 5.750%, 12/31/2032	136,900	0.0
200,000			Mexico Government International Bond, 4.500%, 04/22/2029	224,963	0.1
125,000			Panama Government International Bond, 9.375%, 04/01/2029	182,123	0.0
200,000			Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	223,682	0.1
450,000			Republic of South Africa Government International Bond, 4.850%, 09/30/2029	463,674	0.1
200,000			Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	226,858	0.1
200,000			Sri Lanka Government International Bond, 6.350%, 06/28/2024	128,336	0.0
475,000			Turkey Government International Bond, 4.875%, 10/09/2026	456,347	0.1
350,000			Ukraine Government International Bond, 7.750%, 09/01/2025	381,022	0.1

		Total Sovereign Bonds
		(Cost $5,311,988)		5,281,824	1.6

				Value	Percentage of Net Assets
PURCHASED OPTIONS (13): 0.0%
		Total Purchased Options
		(Cost $158,051)		53,744	0.0

		Total Long-Term Investments
		(Cost $322,902,517)		333,496,101	99.8

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
			Repurchase Agreements: 1.1%
1,000,000		(14)	Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $1,020,000, due 09/01/31-07/01/60)	1,000,000	0.3
604,890		(14)	Citigroup, Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $604,891, collateralized by various U.S. Government Securities, 0.125%-2.750%, Market Value plus accrued interest $616,988, due 06/30/22-02/15/28)	604,890	0.2

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
1,000,000	(14)	Daiwa Capital Markets, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,020,000, due 11/15/21-10/01/51)	$1,000,000	0.3
1,000,000	(14)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/31/21-05/01/58)	1,000,000	0.3

	Total Repurchase Agreements

	Total Short-Term Investments
	(Cost $3,604,890)		3,604,890	1.1

	Total Investments in Securities (Cost $326,507,407)		$337,100,991	100.9
	Liabilities in Excess of Other Assets		(2,945,326)	(0.9)
	Net Assets		$334,155,665	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Preferred Stock may be called prior to convertible date.
(5)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2021, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(8)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(9)	Variable rate security. Rate shown is the rate in effect as of September 30, 2021.
(10)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(11)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2021.
(12)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(13)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(14)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Currency Abbreviations:
EUR	EU Euro

Reference Rate Abbreviations:
SOFR30A	30-day Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$10,973,827	$1,253,009	$–	$12,226,836
Consumer Discretionary	11,997,668	1,006,558	–	13,004,226
Consumer Staples	8,186,708	1,045,733	–	9,232,441
Energy	3,551,081	881,708	–	4,432,789
Financials	17,721,056	4,253,308	–	21,974,364
Health Care	19,432,058	1,475,518	–	20,907,576
Industrials	12,737,681	2,097,717	–	14,835,398
Information Technology	29,613,703	449,038	–	30,062,741
Materials	3,220,505	1,262,131	–	4,482,636
Real Estate	5,221,814	568,649	–	5,790,463
Utilities	4,674,754	1,129,301	–	5,804,055
Total Common Stock	127,330,855	15,422,670	–	142,753,525
Exchange-Traded Funds	2,253,957	–	–	2,253,957
Mutual Funds	30,436,340	–	–	30,436,340
Preferred Stock	20,648	521,192	–	541,840
Purchased Options	–	53,744	–	53,744
Corporate Bonds/Notes	–	26,305,848	–	26,305,848
Collateralized Mortgage Obligations	–	37,322,182	–	37,322,182
Asset-Backed Securities	–	34,094,930	–	34,094,930
Sovereign Bonds	–	5,281,824	–	5,281,824
Commercial Mortgage-Backed Securities	–	31,821,478	263,279	32,084,757
Other	–	–	–	–
U.S. Treasury Obligations	–	22,367,154	–	22,367,154
Short-Term Investments	–	3,604,890	–	3,604,890
Total Investments, at fair value	$160,041,800	$176,795,912	$263,279	$337,100,991
Other Financial Instruments+
Centrally Cleared Swaps	–	4,703	–	4,703
Forward Foreign Currency Contracts	–	985,617	–	985,617
Futures	239,085	–	–	239,085
Total Assets	$160,280,885	$177,786,232	$263,279	$338,330,396
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,132,048)	$–	$(1,132,048)
Futures	(359,860)	–	–	(359,860)
Written Options	–	(30,924)	–	(30,924)
Total Liabilities	$(359,860)	$(1,162,972)	$–	$(1,522,832)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class P	$24,307,381	$3,458,207	$-	$300,818	$28,066,406	$758,206	$-	$-
Voya High Yield Bond Fund - Class P	2,264,400	102,512	-	3,022	2,369,934	102,512	-	-
	$26,571,781	$3,560,719	$-	$303,840	$30,436,340	$860,718	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, Voya Balanced Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
General Motors Co. Escrow	11/24/2020	$–	$–
		$–	$–

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the following forward foreign currency contracts were outstanding for Voya Balanced Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF 625,942	USD 677,529	Barclays Bank PLC	10/15/21	$(5,698)
SEK 4,674,656	USD 538,087	Barclays Bank PLC	10/15/21	(4,067)
EUR 1,714,740	USD 2,012,006	Barclays Bank PLC	10/15/21	(25,322)
SEK 6,523,383	USD 751,519	Barclays Bank PLC	10/15/21	(6,305)
USD 3,651,794	GBP 2,662,331	BNP Paribas	10/15/21	64,516
AUD 9,195,636	USD 6,670,680	BNP Paribas	10/15/21	(22,370)
USD 2,311,781	CHF 2,153,771	BNP Paribas	10/15/21	110
EUR 2,081,636	USD 2,443,029	BNP Paribas	10/15/21	(31,262)
GBP 1,167,162	USD 1,579,415	BNP Paribas	10/15/21	(6,758)
USD 3,036,160	JPY 338,084,014	BNP Paribas	10/15/21	(9,041)
USD 1,635,229	NZD 2,382,015	BNP Paribas	10/15/21	(18,377)
CAD 980,649	USD 774,969	BNP Paribas	10/15/21	1,127
CHF 422,186	USD 451,906	BNP Paribas	10/15/21	1,232
JPY 274,141,447	USD 2,447,998	BNP Paribas	10/15/21	15,386
AUD 2,227,820	USD 1,612,416	BNP Paribas	10/15/21	6,510
USD 2,742,652	EUR 2,340,387	BNP Paribas	10/15/21	31,099
USD 1,350,091	CAD 1,713,171	BNP Paribas	10/15/21	(2,462)
JPY 294,083,286	USD 2,649,733	BNP Paribas	10/15/21	(7,156)
USD 880,284	SEK 7,656,179	BNP Paribas	10/15/21	5,662
USD 1,977,056	CHF 1,830,081	BNP Paribas	10/15/21	12,805
USD 5,089,830	JPY 559,647,165	BNP Paribas	10/15/21	60,946
JPY 272,659,032	USD 2,479,034	BNP Paribas	10/15/21	(28,971)
USD 4,625,421	EUR 3,892,764	BNP Paribas	10/15/21	115,296
USD 3,470,307	EUR 2,935,192	BNP Paribas	10/15/21	69,617
USD 1,370,843	NZD 1,955,478	BNP Paribas	10/15/21	20,964
USD 1,652,317	CHF 1,524,626	BNP Paribas	10/15/21	15,916
USD 2,372,392	GBP 1,735,232	BNP Paribas	10/15/21	34,305
CAD 3,059,004	USD 2,424,808	BNP Paribas	10/15/21	(9,716)
USD 3,813,068	CAD 4,889,860	BNP Paribas	10/15/21	(47,489)
USD 4,135,008	AUD 5,702,555	BNP Paribas	10/15/21	12,145
AUD 5,899,623	USD 4,290,690	BNP Paribas	10/15/21	(25,349)
AUD 3,454,845	USD 2,507,371	BNP Paribas	10/15/21	(9,569)
SEK 24,394,254	USD 2,830,640	BNP Paribas	10/15/21	(43,904)
USD 6,853,619	EUR 5,841,517	BNP Paribas	10/15/21	85,683
EUR 3,632,796	USD 4,275,147	BNP Paribas	10/15/21	(66,219)
SEK 5,226,494	USD 608,581	BNP Paribas	10/15/21	(11,520)
USD 1,366,720	GBP 997,630	BNP Paribas	10/15/21	22,493
USD 4,398,931	AUD 6,027,006	BNP Paribas	10/15/21	41,494
USD 2,692,924	CHF 2,476,844	BNP Paribas	10/15/21	34,494
JPY 589,607,505	USD 5,366,997	BNP Paribas	10/15/21	(68,895)
GBP 254,025	USD 349,061	BNP Paribas	10/15/21	(6,782)
EUR 756,936	USD 890,490	BNP Paribas	10/15/21	(13,510)
PLN 475	USD 124	Brown Brothers Harriman & Co.	10/01/21	(5)
NOK 5,574,152	USD 650,389	Brown Brothers Harriman & Co.	10/15/21	(12,795)
NOK 16,796,573	USD 1,936,497	Brown Brothers Harriman & Co.	10/15/21	(15,237)
CHF 2,095,401	USD 2,266,229	Brown Brothers Harriman & Co.	10/15/21	(17,207)
NOK 6,326,094	USD 731,355	Brown Brothers Harriman & Co.	10/15/21	(7,751)
USD 2,439,911	JPY 266,942,833	Brown Brothers Harriman & Co.	10/15/21	41,213
USD 714,905	SEK 6,246,776	Brown Brothers Harriman & Co.	10/15/21	1,289
CAD 1,919,064	USD 1,505,272	Brown Brothers Harriman & Co.	10/15/21	9,834
NOK 9,626,921	USD 1,112,782	Brown Brothers Harriman & Co.	10/15/21	(11,616)
USD 1,160,575	NZD 1,670,151	Brown Brothers Harriman & Co.	10/15/21	7,658
USD 553,620	SEK 4,847,555	Brown Brothers Harriman & Co.	10/15/21	(876)
USD 454,770	CAD 579,844	Brown Brothers Harriman & Co.	10/15/21	(3,018)
USD 1,491,376	NZD 2,096,467	Brown Brothers Harriman & Co.	10/15/21	44,171
CAD 3,085,219	USD 2,409,055	Brown Brothers Harriman & Co.	10/15/21	26,734
SEK 19,825,299	USD 2,299,183	Brown Brothers Harriman & Co.	10/15/21	(34,392)
USD 1,143,777	SEK 9,862,213	Brown Brothers Harriman & Co.	10/15/21	17,143
USD 643,441	GBP 466,521	Brown Brothers Harriman & Co.	10/15/21	14,841
USD 1,946,863	NOK 16,800,382	Brown Brothers Harriman & Co.	10/15/21	25,168
AUD 1,293,867	USD 937,792	Brown Brothers Harriman & Co.	10/15/21	(2,345)
USD 2,605,032	SEK 22,602,496	Brown Brothers Harriman & Co.	10/15/21	22,982
GBP 2,163,841	USD 2,993,721	Brown Brothers Harriman & Co.	10/15/21	(78,119)
IDR 87,562,411	USD 6,058	Citibank N.A.	10/01/21	59
USD 48,720	RUB 3,540,906	Citibank N.A.	10/01/21	75
USD 6,136	IDR 87,562,411	Citibank N.A.	10/01/21	18

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

CHF 2,285,774	USD 2,502,758	Citibank N.A.	10/15/21	$(49,406)
NZD 3,176,555	USD 2,226,413	Citibank N.A.	10/15/21	(33,616)
NOK 3,285,914	USD 377,609	Citibank N.A.	10/15/21	(1,753)
NZD 2,482,838	USD 1,726,206	Citibank N.A.	10/15/21	(12,286)
USD 2,440,985	JPY 272,092,224	Citibank N.A.	10/15/21	(3,984)
CHF 2,920,814	USD 3,148,786	Citibank N.A.	10/15/21	(13,837)
GBP 1,974,701	USD 2,715,786	Citibank N.A.	10/15/21	(55,035)
USD 2,608,132	NOK 23,066,324	Citibank N.A.	10/15/21	(30,286)
NOK 22,206,103	USD 2,567,818	Citibank N.A.	10/15/21	(27,795)
GBP 2,152,644	USD 2,980,753	Citibank N.A.	10/15/21	(80,237)
COP 1,245,879	USD 331	Citibank N.A.	11/05/21	(5)
CLP 2,819,558	USD 3,662	Citibank N.A.	11/05/21	(196)
BRL 3,379	USD 649	Citibank N.A.	11/05/21	(32)
RUB 3,540,906	USD 48,179	Citibank N.A.	12/03/21	(15)
IDR 87,562,411	USD 6,095	Citibank N.A.	12/03/21	(23)
PEN 252,021	USD 61,632	Goldman Sachs International	11/05/21	(725)
RUB 3,540,906	USD 48,066	JPMorgan Chase Bank N.A.	10/01/21	579
ZAR 50,210	USD 3,469	Morgan Stanley Capital Services LLC	10/01/21	(135)
USD 3,331	ZAR 50,210	Morgan Stanley Capital Services LLC	10/01/21	(3)
USD 121	PLN 475	Morgan Stanley Capital Services LLC	10/01/21	1
JPY 62,987,446	USD 574,359	Morgan Stanley Capital Services LLC	10/15/21	(8,366)
NZD 416,153	USD 294,413	Morgan Stanley Capital Services LLC	10/15/21	(7,140)
USD 1,757,724	SEK 15,219,361	Morgan Stanley Capital Services LLC	10/15/21	19,104
CHF 407,562	USD 440,383	Morgan Stanley Capital Services LLC	10/15/21	(2,941)
ZAR 50,210	USD 3,302	Morgan Stanley Capital Services LLC	12/03/21	4
PLN 475	USD 121	Morgan Stanley Capital Services LLC	12/03/21	(2)
USD 31,931	TRY 274,672	Standard Chartered Bank	10/01/21	1,045
USD 1,122,855	GBP 832,816	Standard Chartered Bank	10/15/21	(5,713)
USD 473,183	CAD 598,962	Standard Chartered Bank	10/15/21	301
USD 456,624	AUD 625,195	Standard Chartered Bank	10/15/21	4,617
USD 869,221	EUR 742,804	Standard Chartered Bank	10/15/21	8,615
USD 659,983	AUD 911,979	Standard Chartered Bank	10/15/21	636
USD 1,609,556	NZD 2,317,893	Standard Chartered Bank	10/15/21	9,500
USD 3,360,377	NOK 29,729,390	Standard Chartered Bank	10/15/21	(40,189)
USD 1,566,491	SEK 13,623,453	Standard Chartered Bank	10/15/21	10,183
USD 431,512	CAD 550,375	Standard Chartered Bank	10/15/21	(3,010)
EUR 2,518,629	USD 2,961,452	Standard Chartered Bank	10/15/21	(43,388)
USD 743	MXN 14,950	Standard Chartered Bank	11/05/21	22
TRY 274,672	USD 31,042	State Street Bank and Trust Co.	10/01/21	(156)
USD 807,484	AUD 1,124,096	State Street Bank and Trust Co.	10/15/21	(5,221)
USD 533,211	SEK 4,694,797	State Street Bank and Trust Co.	10/15/21	(3,110)
USD 481,361	NZD 680,691	State Street Bank and Trust Co.	10/15/21	11,475
USD 747,671	GBP 544,602	State Street Bank and Trust Co.	10/15/21	13,863
USD 694,381	AUD 938,008	State Street Bank and Trust Co.	10/15/21	16,214
GBP 642,912	USD 876,223	State Street Bank and Trust Co.	10/15/21	(9,950)
USD 867,875	EUR 741,549	State Street Bank and Trust Co.	10/15/21	8,722
USD 40,259	CHF 36,713	State Street Bank and Trust Co.	10/15/21	854
USD 686,465	SEK 5,957,394	State Street Bank and Trust Co.	10/15/21	5,908
GBP 698,834	USD 954,751	State Street Bank and Trust Co.	10/15/21	(13,128)
USD 1,691,003	CHF 1,565,765	State Street Bank and Trust Co.	10/15/21	10,446
USD 919,861	CAD 1,164,475	State Street Bank and Trust Co.	10/15/21	505
SEK 10,490,013	USD 1,224,601	State Street Bank and Trust Co.	10/15/21	(26,250)
USD 29,964	TRY 274,672	State Street Bank and Trust Co.	12/03/21	38
USD 2,151	HKD 16,762	The Bank of New York Mellon	10/04/21	(2)
USD 329	AUD 455	The Bank of New York Mellon	10/05/21	(2)
USD 37	AUD 51	The Bank of New York Mellon	10/05/21	–
USD 1,339	AUD 1,853	The Bank of New York Mellon	10/05/21	(8)
				$(146,431)

At September 30, 2021, the following futures contracts were outstanding for Voya Balanced Income Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	140	12/31/21	$30,807,656	$(16,668)
U.S. Treasury 5-Year Note	536	12/31/21	65,789,813	(343,192)
			$96,597,469	$(359,860)

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Treasury 10-Year Note	(5)	12/21/21	$(658,047)	$7,132
U.S. Treasury Long Bond	(23)	12/21/21	(3,662,031)	49,359
U.S. Treasury Ultra 10-Year Note	(73)	12/21/21	(10,603,250)	156,790
U.S. Treasury Ultra Long Bond	(4)	12/21/21	(764,250)	25,804
			$(15,687,578)	$239,085

At September 30, 2021, the following centrally cleared credit default swaps were outstanding for Voya Balanced Income Portfolio:

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Prudential Financial Inc. 3.50%, due 05/15/2024	Buy	(1.000)	12/20/24	USD	1,140,000	$(25,585)	$4,703
						$(25,585)	$4,703

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2021, the following OTC purchased credit default swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Reference Entity(1)	Exercise Rate	(Pay)/ Receive Exercise Rate	Strike Price	Expiration Date	Notional Amount		Cost	Fair Value
Put on 5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	CDX North American High Yield Index, Series 36, Version 1	5.000%	Pay	107.000%	11/17/21	USD	11,727,000	$134,410	$53,653
									$134,410	$53,653

At September 30, 2021, the following OTC purchased foreign currency options were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Put USD vs. Call AUD	Citibank N.A.	10/27/21	0.738 USD	3,404,000	$23,641	$91
					$23,641	$91

At September 30, 2021, the following OTC written foreign currency options were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Premiums Received	Fair Value
Put USD vs. Call AUD	Citibank N.A.	10/27/21	0.758 USD	3,404,000	$5,565	$(8)
					$5,565	$(8)

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the following OTC written interest rate swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap	Citibank N.A.	Pay	0.181%	6-month EUR-EURIBOR	10/29/21	EUR	1,361,000	$8,316	$(8,316)
Call on 30-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	1.830%	3-month USD-LIBOR	10/28/21	USD	188,000	3,929	(3,199)
Call on 30-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	1.840%	3-month USD-LIBOR	10/29/21	USD	188,000	3,897	(3,475)
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Receive	0.181%	6-month EUR-EURIBOR	10/29/21	EUR	1,361,000	8,316	(8,316)
Put on 30-Year Interest Rate Swap(4)	Morgan Stanley Capital Services LLC	Receive	1.830%	3-month USD-LIBOR	10/28/21	USD	188,000	3,929	(3,889)
Put on 30-Year Interest Rate Swap(4)	Morgan Stanley Capital Services LLC	Receive	1.840%	3-month USD-LIBOR	10/29/21	USD	188,000	3,896	(3,721)
								$32,283	$(30,916)

(1)	Payments received quarterly.
(2)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(3)	Portfolio receives the exercise rate annually and pays the floating rate index semi-annually.
(4)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $327,134,219.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$21,669,999
Gross Unrealized Depreciation	(12,006,906)
Net Unrealized Appreciation	$9,663,093